Note 10 - Commitments (Detail) - Minimum Royalty Payments (USD $)	Dec. 31, 2012
2013	$ 95,000
2014	95,000
2015	95,000
2016	95,000
2017	95,000
Thereafter	915,000
Total minium payments	$ 1,390,000